Financial Instruments - Liquidity Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current assets
Electricity financial asset	$ 6,530	$ 0	$ 0
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value	0	0
Additions	28,332	0
Financial asset realized	(18,354)	0
Unrealized loss	(3,448)	0	0
Closing fair value	$ 6,530	$ 0	$ 0